NON-CONTROLLING INTERESTS - Schedule of Preferred Equity (Details) shares in Thousands, $ in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 CAD ($) shares	Dec. 31, 2025 USD ($)
Disclosure of preference shares [Line Items]
Distributions or dividends declared	$ (1,085)	$ (851)	$ (1,829)	$ (1,383)
Preferred equity
Disclosure of preference shares [Line Items]
Number of shares outstanding (in shares) | shares	31,030		31,030		31,030
Distributions or dividends declared			$ 16	14
Non-controlling interests	$ 545		$ 545			$ 563
Series 1 (C$209)
Disclosure of preference shares [Line Items]
Notional amount					$ 209
Number of shares outstanding (in shares) | shares	8,370		8,370		8,370
Cumulative distribution rate (%)			5.20%
Earliest permitted redemption date			April 2025
Distributions or dividends declared			$ 4	4
Non-controlling interests	$ 147		$ 147			152
Series 2 (C$113)
Disclosure of preference shares [Line Items]
Notional amount					$ 40
Number of shares outstanding (in shares) | shares	1,590		1,590		1,590
Cumulative distribution rate (%)			5.11%
Earliest permitted redemption date			April 2025
Distributions or dividends declared			$ 1	1
Non-controlling interests	$ 28		$ 28			29
Series 3 (C$249)
Disclosure of preference shares [Line Items]
Notional amount					$ 249
Number of shares outstanding (in shares) | shares	9,960		9,960		9,960
Cumulative distribution rate (%)			6.52%
Earliest permitted redemption date			July 2024
Distributions or dividends declared			$ 6	4
Non-controlling interests	$ 175		$ 175			180
Series 5 (C$103)
Disclosure of preference shares [Line Items]
Notional amount					$ 103
Number of shares outstanding (in shares) | shares	4,110		4,110		4,110
Cumulative distribution rate (%)			5.00%
Earliest permitted redemption date			April 2018
Distributions or dividends declared			$ 2	2
Non-controlling interests	$ 72		$ 72			75
Series 6 (C$175)
Disclosure of preference shares [Line Items]
Notional amount					$ 175
Number of shares outstanding (in shares) | shares	7,000		7,000		7,000
Cumulative distribution rate (%)			5.00%
Earliest permitted redemption date			July 2018
Distributions or dividends declared			$ 3	$ 3
Non-controlling interests	$ 123		$ 123			$ 127